Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)		$ 451	$ (960)	$ (913)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		258	310	971
Impairment of goodwill and intangible assets			988	356
Loss (Gain) from sale and disposal of property and equipment			18	(10)
Gain from sale of shares			(57)
Interest and Currency fluctuation of loans		39	153	213
Severance pay, net		(84)	61	2
Share-based compensation expense		67	65	81
Decrease (Increase) in trade receivables, net		(37)	891	(1,970)
Decrease (Increase) in other accounts receivable and other assets		243	(30)	(357)
Decrease (Increase) in inventories		(515)	575	(2,125)
Increase (decrease) in trade payables		(292)	(1,011)	2,397
Increase (decrease) in employees and payroll accruals, advances deferred revenues, accrued expenses and other liabilities		(121)	55	440
Net cash provided by (used in) operating activities		9	1,058	(915)
Cash flows from investing activities:
Purchase of property and equipment		(379)	(84)	(335)
Proceeds from sale of property and equipment			98	10
Proceeds from sale of shares			57
Acquisition of Imdecol (Appendix B)				(1,895)
Net cash provided by (used in) investing activities		(379)	71	(2,220)
Cash flows from financing activities:
Proceeds from issuance of shares, net		1,841	102	1,498
Proceeds from exercise of options		119	193	316
Proceeds from short and long-term loans		173	774	737
Repayment of short and long-term loans		(822)	(1,601)	(579)
Net cash provided by (used in) financing activities		1,311	(532)	1,972
Increase (decrease) in cash, cash equivalents and restricted cash		941	597	(1,163)
Cash, cash equivalents and restricted cash at the beginning of the year		1,176	579	1,742
Cash, cash equivalents and restricted cash at the end of the year		2,117	1,176	579
Supplemental disclosure of cash flow activities:
Interest		59	98	98
Taxes				31
Prepaid expenses related to Standby Equity Distribution Agreement (see Note 15a.1)			77	35
Operating lease right-of-use assets		669		1,176
Operating lease liabilities		$ 669	$ 410	$ 1,176
Inventory	380
Intangible assets , Net	953
Property and equipment, Net	91
Loss Contracts	(614)
Goodwill	1,085
Net cash used to pay for the Acquisition	$ 1,895